Schedule of Annual Principal Payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Debt Disclosure [Abstract]
2027	$ 8,160
2028	8,160
2029	35,460
2030	13,500
2031 and thereafter	18,500
Total	$ 83,780